Goodwill and Intangible Assets, Net - Schedule of Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Beginning Balance	$ 0
Acquisitions	13,846
Ending Balance	$ 13,846